Balance Sheet Details - Schedule of Inventories (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 98,000	$ 120,000	$ 96,000
Finished goods	250,000	230,000	111,000
Inventories, net	$ 348,000	$ 350,000	$ 207,000